Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Claim payments outstanding	$ 23.2	$ 9.9
Deferred revenue	11.2	1.7
Advances from customers	8.7	4.4
Employee related accruals	8.5	5.0
Accrued licenses and taxes	5.8	2.5
Premium refund liability	4.8	2.6
Warrant liability	4.3	0.0
Fiduciary liabilities	3.7	5.0
Other	13.6	12.1
Total accrued expenses and other liabilities	$ 83.8	$ 43.2